SPAC Warrants (Details) - $ / shares		12 Months Ended
	Jun. 03, 2019	Dec. 31, 2021	Dec. 31, 2020
SPAC Warrants (Details) [Line Items]
Warrant description	PAAC’s warrants (collectively, the “SPAC Warrants”), which include (i) 11,500,000 warrants, those warrants included in the units as part of initial public offering (the “IPO”) on June 3, 2019 (the “Public Warrants”), (ii) 5,375,000 warrants purchased by the founders of PAAC in a private placement simultaneously closed with PAAC’s IPO (the “Private Warrants”) and (iii) 920,000 warrants issued to the underwriters of PAAC’s IPO (the “Underwriters’ Warrants”).	The Company may call the warrants for redemption (excluding the private warrants), in whole and not in part, at a price of $0.01 per warrant,• at any time while the warrants are exercisable;• upon not less than 30 days’ prior written notice of redemption to each warrant holder;• if, and only if, the reported last sale price of the Company’s ADSs equals or exceeds $18.00 per ADS, for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of Redemption to warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the Class A ordinary shares underlying such warrants commencing five business days prior to the 30-day trading period and continuing each day thereafter until the date of redemption.
Warrant exercise price per share		$ 12
Public Warrants [Member]
SPAC Warrants (Details) [Line Items]
Warrants purchased			11,500,000
Private Warrants [Member]
SPAC Warrants (Details) [Line Items]
Warrants purchased			5,375,000
Underwriters [Member]
SPAC Warrants (Details) [Line Items]
Warrants purchased			920,000
PAAC [Member]
SPAC Warrants (Details) [Line Items]
Business combination, description		Upon the closing, each outstanding Public Warrants and Private Warrants of PAAC automatically represents the right to purchase one Class A ordinary share in the form of the Company’s ADSs in lieu of one ordinary share of PAAC at a price of $11.50 per share or $11.50 per ADS, subject to adjustment in the event of a share dividend, extraordinary dividend or our recapitalization, reorganization, merger or consolidation.